Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2019
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables	LONG-TERM TRADE AND UNBILLED RECEIVABLES AND CONTRACT ASSETS

The following table presents the components of long-term trade and unbilled receivables and contract assets as of December 31, 2019 and 2018.

	December 31,
	2019	2018
Trade and unbilled receivables	$136,540	$112,955
Contract assets (*)	122,610	184,190
	$259,150	$297,145

The majority of the long-term contract assets are expected to be billed and collected during the years 2021 - 2026. Long-term trade receivables and contract assets are mainly related to contracts with the IMOD.

(*) See Note 3.